Business combinations (Tables)	12 Months Ended
Dec. 31, 2025
Combinations of Business [Abstract]
Schedule of Business Combinations

Fair value	APP (as of April 4, 2025) (a)

Cash and cash equivalents	3,740
Trade accounts receivable	912
Recoverable taxes	180
Property and equipment	205
Intangible assets - Customer relationship(b)	5,321
Intangible assets - Software(b)	6,498
Other assets	117
Total assets	16,973

Trade accounts payable	245
Labor and social security liabilities	967
Deferred tax liabilities	3,225
Taxes payable	544
Dividends payable	2,000
Other liabilities	50
Total liabilities	7,031

Net assets and liabilities (a)	9,942
Consideration paid	15,406
Goodwill	5,464

(a)Identification and measurement of assets acquired, liabilities assumed, consideration transferred, and goodwill are final.
(b)The Group carried out a final fair value assessment of the assets acquired in the business combination, as specified in the items (a) above, having identified customer relationship, and software as intangible assets.
Schedule of Fair Value of Consideration Paid

APP

Cash consideration paid to the selling shareholders	5,734
Previously held equity interest in the acquire, at fair value (a)	4,300
Non-controlling interest in the acquiree	5,372
Total	15,406

(a)Refers to the interest in APP' shares previously held by the Group. As a result of the step acquisition, the Group recognized a gain of R$ 1,986 for the remeasurement of the previously held 19.8% interest in APP to fair value, of R$ 4,300, compared to its carrying amount, of R$ 2,314.